COLT 2022-6 ABS-15G

Exhibit 99.8

Loan Level Exceptions

Run Date - XXX/XXX/XXXX

Recovco Loan ID	Dummy ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXX	4350098666	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: Per the guidelines, sections 13.1.4, a signed Business purpose disclosure is required for all loans. The signed business purpose disclosure is missing from the loan file.
XXXX	4350098667	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	3	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Amount of title insurance is less than the mortgage amount.
XXXX	4350098668	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098669	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing asset documentation (ATR) - EV 2
COMMENT: The guidelines require a month of bank statements to document the funds to close. The file included a printout with XXXX acct ending XXXX dated XXXX. The file did not include the actual statement to identify the borrower as the owner of the account.	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The borrower needed XXXXXX for the EMD and XXXX to close the subject loans. Additionally the borrower needed XXXX for reserves for a total of XXXX. The Lender guidelines dated XX/XX/XXXX p. 3XXX reflects "Asset documentation is required to evidence funds to cover down payment and other related closing costs as well as satisfy reserve requirements" Additionally, "All bank statements used to verify assets used for income, down payment, closing costs, and reserves require validation through a third-party service provider." The file contains an account printout from XXXXaccount #XXXX, pgs. 40-43 however the documentation does not reflect the account owner and no account statements were provided to confirm account ownership nor was validation through a third-party service provider for this account. The file does have a validation through a third-party service provider for a XXXX accounts XXXX & XXXX, p. 270 however the account holder is not the borrower. The file has no valid verification of assets for the borrower.

*** (CURED) FEMA Declaration - Natural Disaster Area (Public). Missing Subsequent Property Inspection - EV R
COMMENT:   The Lender guidelines dated XX/XX/XXXX P. 13 reflects A re-inspection of the subject property is required and the file must contain an inspection report and evidence of inspector licensing. FEMA site reflects, disaster declared in the subject county on XX/XX/XXXX. The Effective date of the appraisal is XX/XX/XXXX, no inspection after disaster located in file.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																	COMMENT: The Lender guidelines dated XX/XX/XXXX p. 32 refledcts No housing history is acceptable if: The borrower lives in a marital home that is owned or leased by the spouse, the mortgage or rent on the martial home must be current as evidence by a minimum of a 12-month rating. However, the file reflects the borrower lives rent free p. 4XXX, 51, which does not meet the stated guidelines.
XXXX	4350098670	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																	COMMENT: The guidelines, section 3.1, states that the minimum coverage has to cover the loan amount or include a replacement cost estimate. The hazard insurance coverage is XXXX with no replacement estimate but the loan amount is XXXX. The coverage amount does not meet guidelines.
XXXX	4350098671	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098672	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The guidelines on page 3XXX, section 12.1 state asset documentation is required to evidence funds to cover down payment and other related closing costs and that all bank statements used to verify assets used for income, down payment, closing costs, and reserves require validation through a third-party service. The HUD on page 21XXX indicates the borrower paid XXXX to close the subject transaction. The loan application on page 44 lists XXXX accounts with a total balance of XXXX. The loan file did not contain any XXXX statements. The file is short evidence of assets in the amount of XXXX.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The guidelines on page 3XXX, section 12.1 state asset documentation is required to evidence funds to cover down payment and other related closing costs and that all bank statements used to verify assets used for income, down payment, closing costs, and reserves require validation through a third-party service. The HUD on page 21XXX indicates the borrower paid XXXX to close the subject transaction. The loan application on page 44 lists XXXX accounts with a total balance of XXXX. The loan file did not contain any XXXX statements. The file is short evidence of assets in the amount of XXXX.

*** (CURED) Missing asset documentation (ATR) - EV R
																	COMMENT: The guidelines on page 3XXX, section 12.1 state asset documentation is required to evidence funds to cover down payment and other related closing costs and that all bank statements used to verify assets used for income, down payment, closing costs, and reserves require validation through a third-party service. The HUD on page 21XXX indicates the borrower paid XXXX to close the subject transaction. The loan application on page 44 lists XXXX accounts with a total balance of XXXX. The loan file did not contain any XXXX statements. The file is short evidence of assets in the amount of XXXX.
XXXX	4350098673	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The co-borrower's section of the 1003 on page 2XXX indicates that she owns the departure residence located at XXXX The letter of explanation on page 1050 states that the property is owned by her parents and indicates that the co-borrower is living there rent free.

*** (CURED) Verification of Rent - EV R
																	COMMENT: The 1003 on page 1XXX indicates the borrower had bee renting the departure for two and half years. Per Section 7.4 Rental History, "If an applicant rents from a professional management company, a fully completed and signed VOR may be utilized. If an applicant rents from a private landlord, the most recent 12 months’ consecutive cancelled checks (front and back) along with a copy of the lease must be provided". The loan file is missing the verification of rent.
XXXX	4350098674	XXXXXXXX	XXXXXXXX	XXXX	1	1	1	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
																	COMMENT: Missing Third Party Valuation Product to support the appraisal within XX% tolerance. Clear Capital desk review has XX% variance and does not support the appraisal. Lender closed the loan at the lower desk review value of XXXX
XXXX	4350098675	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuations to support the original appraisal.
XXXX	4350098676	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098677	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098678	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title policy reflects an insured amount of XXXX which is less than the loan amount of XXXX. The title insurance is insufficient to meet guidelines.

*** (CURED) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV R
																	COMMENT: The guidelines, section 3.1, states that rent loss insurance is required and must equal at least XXX months of the average monthly rents. The rent loss insurance that is included in the loan file is XXXX, but the total rent loss insurance required is XXXX.
XXXX	4350098679	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098680	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098681	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098682	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title policy reflects an insured amount of XXXX, which is less than the loan amount of XXXX.

*** (CURED) Borrower(s)  LTV Requirement (Fail) - EV R
COMMENT:   The Matrix dated XX/XX/XXXX, page 1, allows a maximum LTV of XX% for a cash-out refinance when the credit score is above XXX and the loan amount is less than XXXX. The loan closed with an LTV of XX%, the borrower’s qualifying score is XXXX, the loan amount is XXXX, and the appraised value is XXXX. The LTV exceeds the maximum allowed LTV.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																	COMMENT: The Matrix dated XX/XX/XXXX, page 1, allows a maximum LTV of XX% for a cash-out refinance when the credit score is above XXX and the loan amount is less than XXXX. The loan closed with an LTV of XX%, the borrower’s qualifying score is XXXX, the loan amount is XXXX, and the appraised value is XXXX. The LTV exceeds the maximum allowed LTV.
XXXX	4350098683	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098684	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098685	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: The guidelines, section 5.7.3, states that a certificate of good standing is required for a LLC. The certificate of good standing is missing from the loan file and the loan closed in the name of an LLC.
XXXX	4350098686	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098687	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098688	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098689	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: The guidelines, section 5.7.3, states that the articles of organization are required for a LLC. The articles of organization are missing from the loan file and the loan closed in the name of a LLC.
XXXX	4350098690	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title policy does not reflect an insured amount, but needs to cover the loan amount of XXXX.
XXXX	4350098691	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098692	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Remaing Lease Term is Zero Month, No Prior Lease Converted to Mo-to-Mo - EV R
																	COMMENT: The guidelines, section XXX.3.1, states that the lease agreements cannot be expired. The lease agreements that are in the loan file are expired and do not contain a month to month clause.
XXXX	4350098693	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: Per guidelines lease agreements must be obtained if the appraisal reflects the subject as tenant occupied, file is missing recently dated lease contracts.
XXXX	4350098694	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098695	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098696	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098697	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098698	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098699	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098700	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing income documentation (ATR) - EV R COMMENT: Missing prior X years 1099s for income calculation from loan file.
XXXX	4350098701	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
																	COMMENT: The title commitment indicated a proposed coverage at XXXXk, but needs to be XXXXK. There is not a final policy in the loan file currently.
XXXX	4350098702	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098703	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098961	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
																COMMENT: The HUD reflected monthly tax escrows collected in the amount of XXXX or XXXX annually. The tax bill located on page 22 reflects annual taxes in the amount of XXXX or XXXX monthly.
XXXX	4350098704	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The subject property is an attached PUD.  The file is missing the HOA questionnaire

*** (CURED) Missing proof of hazard insurance - EV R
																	COMMENT: The subject propperty is an attached PUD. The file is missing evidence of the master insurance and HOXXX.
XXXX	4350098705	XXXXXXXX	XXXXXXXX		XXXX		3	2	3	1	1	2	1	1		*** (OPEN) Loan does not conform to program guidelines - EV 2 COMMENT: Loan does not meet the minimum equity requirement of XXXX.00, remaining equity is XXXX.00.
XXXX	4350098706	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The guidelines, section 1XXX.3, allow a maximum LTV of XX% when the DSCR is XX%  The DSCR for the subject transaction is XX% and the loan closed with a LTV of XX%

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																	COMMENT: The guidelines, section 1XXX.3, allow a maximum LTV of XX% when the DSCR is XX% The DSCR for the subject transaction is XX% and the loan closed with a LTV of XX%
XXXX	4350098707	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098708	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098709	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The borrower was required to bring XXXX at closing, per the HUD1 on page 340. The loan file is missing the assets documentation.

*** (CURED) Borrower(s)  Months Reserves Requirement (Fail) - EV R
COMMENT:   Per guidelines, the borrower was required to verified X months reserves of XXXX plus cash to close of XXXX. The assets documentation were missing from the loan file.

*** (CURED) Borrower(s) Cash to Close Requirement (Fail) - EV R
COMMENT:   The borrower was required to bring XXXX at closing, per the HUD1 on page 340. The loan file is missing the assets documentation.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   Per guidelines, the borrower was required to verified X months reserves of XXXX plus cash to close of XXXX. The assets documentation were missing from the loan file.

*** (CURED) Missing asset documentation (ATR) - EV R
																	COMMENT: The loan application reflected assets, however, the loan file is missing all assets documentation.
XXXX	4350098710	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Not all borrowers signed HUD - EV R COMMENT: HUD in file is not stamped certified and is not signed by borrower.
XXXX	4350098711	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098712	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098713	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098714	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098715	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098716	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
																	COMMENT: Loan file is missing X months most recent bank statements for the accounts (XXX bank & XXXX bank). The funds required for X months reserves have not been seasoned for XX days.
XXXX	4350098717	XXXXXXXX	XXXXXXXX		XXXX		3	2	3	1	1	2	1	1		*** (OPEN) Loan does not conform to program guidelines - EV 2 COMMENT: Loan does not meet the minimum equity requirement of XXXX.00 remaining equity XXXX.
XXXX	4350098718	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098719	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098720	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098721	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098722	XXXXXXXX	XXXXXXXX	XXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
																COMMENT: Loan does not meet minimum equity requirements of XXXX.00 remaining equity. Approved lender exception in file for remaining equity of XXXX, dated XX/XX/XXXX and located on page 588. The compensating factors UW listed to support exception; strong credit, with a score of XXX, minimum required is XXX, no lates, a mortgage history of XXX and the borrower occupies PR for XX years. Additionally, the borrower has XXXX or XX months of reserves.
XXXX	4350098723	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098724	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098725	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098726	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098727	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098728	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   Loan file is missing all riders to the Security Instrument indicated on page 2 of document; 1-4 Family Rider, Default Interest Rate Rider, Prepayment Rider, Business Purpose Loan Rider.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
COMMENT:   Loan file is missing all riders to the Security Instrument indicated on page 2 of document; 1-4 Family Rider, Default Interest Rate Rider, Prepayment Rider, Business Purpose Loan Rider.

*** (CURED) Prepayment Rider Missing - EV R
																	COMMENT: Loan file is missing the Prepayment Rider to the Security Instrument.
XXXX	4350098729	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098730	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098731	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098732	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   Housing history on primary residence does not meet minimum requirement of XX month history. Borrower has lived rent free XX years (pg XXX9) housing history is not available.

*** (CURED) Mortgage history for primary residence less than XX months - EV R
																	COMMENT: Housing history on primary residence does not meet minimum requirement of XX month history. Borrower has lived rent free XX years (pg XXX9) housing history is not available.
XXXX	4350098733	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The loan closed in the name of an entity. The file is missing evidence of the EIN.
XXXX	4350098734	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098735	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098736	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	3	1	1	1	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to support appraised value within XX%. Documented CU Risk Score XX%
XXXX	4350098737	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Desk Review from Clear Capital in file and supports value.

*** (CURED) Missing AUS - EV R
COMMENT:   There is no AUS in the file.

*** (CURED) Missing Documentation - EV R
COMMENT:   There is no 1008 in the file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   XX% DTI exceeds the maximum allowed DTI per guidelines of XX%.  Lender included rental income of XXXX from a property located on XXXXXXXX, however no lease agreement located in the file.

*** (CURED) Final 1003 is Missing - EV R
COMMENT:   1003 in file is incomplete. There is no employment or income information. rental properties are not listed.

*** (CURED) Lender Approval - EV R
COMMENT:   There is no lender approval in the file at all.

*** (CURED) Transmittal (1008) is Missing - EV R
																	COMMENT: Missing copy of the 1008 underwriting transmittal in the file.
XXXX	4350098738	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Loan file is missing third party valuation to support origination value.  CU Score XX exceeds max allowable of XX

*** (CURED) Missing Documentation - EV R
																	COMMENT: The subject loan closed in the name of an entity; however, the file does not include the ETIN.
XXXX	4350098739	XXXXXXXX	XXXXXXXX	XXXX	3	2	2	1	3	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: There is an approved exception for the subject property being Deed Restricted (p.185). Per the Bylaws (p.399), the subject has multiple deed restrictions.	*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §102XXX.19(e)(3)(i)) The addition of the appraisal reinspection was not accepted because the change was not disclosed within 3-business days: XX/XX/XXXX. The file has an invoice for the service dated XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XXXX. A cost to cure in the amount of XXXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within X-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label)
XXXX	4350098740	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098741	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Credit report >4 months old at closing - EV 2
																COMMENT: The credit report is over XXX days old at closing,Provide a Scored Credit Report as of closing that is not expired as of closing date. Credit report is dated XX/XX/XXXX and Note is dated XX/XX/XXXX. Credit report is XXX from closing.
XXXX	4350098742	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Missing lease agreement. Appraisal shows property is occupied.   Per guidelines, copy of lease is required when property is occupied.

*** (CURED) Value used by lender not supported - EV R
																	COMMENT: Third Party AVM is within XX% but the Confidence scores of XX does not meet FITCH requirements. Need additional product such as a desk review.
XXXX	4350098743	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R COMMENT: Max LTV per guidelines on a cash out refinance is XX%
XXXX	4350098744	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% variance The file did not include a secondary review to support the appraised value.
XXXX	4350098745	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098746	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098747	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																	COMMENT: The guidelines, section 4.3 requires insurance coverage must be equal to XX% of the insurable value of the improvements as established by the insurer or coverage amounts as determined by calculation from a full appraisal. The file included evidence of insurance located on page 209, reflecting total coverage amount of XXXX. The file did not include evidence of the construction cost estimate. The appraisal, located on page 1XXX8 reflects the cost new as XXXX. The evidence of insurance is short, required coverage in the amount of XXXX.
XXXX	4350098748	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Confidence score of XX does not meet Fitch requirement of XX or greater. Additional third party valuation product required.
XXXX	4350098749	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title insurance loan amount is XXXX, the note loan amount is XXXX.
XXXX	4350098750	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% variance. The file did not include a secondary review to support the appraised value
XXXX	4350098751	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098752	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098753	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
																COMMENT: Guidelines require full executed lease on tenant occupied properties. Per email correspondence from borrower property does not have a lease agreement. Tenants are living there month to month.
XXXX	4350098754	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098755	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Confidence score of XXX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.
XXXX	4350098756	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098757	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Confidence score of XX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.
XXXX	4350098758	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098759	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098760	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Confidence score of XX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.
XXXX	4350098761	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098962	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects a value of XXXX. The AVM reflects a value of XXXX, which is XXX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098762	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is a XX% variance. The file did not include a secondary review to support the appraised value.
XXXX	4350098763	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	3	1	2	1	1	*** (OPEN) Income documentation does not meet guidelines - EV 2 COMMENT: Missing lease agreement on subject property. Per appraisal, subject is occupied. Lease agreement required per guidelines.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Title commitment in file XXXX

*** (CURED) Post-closing AVM does not support value at origination - EV R

*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: AVM with variance of -35.XX% exceeds guidelines maximum of -XX%.
XXXX	4350098764	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   The AVM value of XXXX is over XX% less than the primary appraisal report value of XXXX.  Also the FSD on the AVM is XXX, making that report invalid as the maximum allowed FSD is 0.1, per Guideline 3.XXX.  Either a Desk or Field Review with a value of + or - XX% of the primary appraisal value is required and must be obtained and uploaded to the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The AVM value of XXXX is over XX% less than the primary appraisal report value of XXXX. Also the FSD on the AVM is XXX, making that report invalid as the maximum allowed FSD is 0.1, per Guideline 3.XXX. Either a Desk or Field Review with a value of + or - XX% of the primary appraisal value is required and must be obtained and uploaded to the file.
XXXX	4350098765	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Confidence score of XX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.
XXXX	4350098766	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   PreClose AVM returned a value of XXXX which resulted in a variance of XX%. Variance exceeds max allowed of -XX%. Secondary Valuation required.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: PreClose AVM returned a value of XXXX which resulted in a variance of XX%. Variance exceeds max allowed of -XX%. Secondary Valuation required.
XXXX	4350098767	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title commitment in the file reflects lender coverage of XXXX.  The subject loan amount is XXXX and the minimum required lender coverage is no less than the subject loan amount.  An updated copy of the title commitment must be obtained and uploaded to the file.

*** (CURED) Hazard Insurance - EV R
																	COMMENT: The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3. A copy of that required document must be obtained and uploaded to the file.
XXXX	4350098768	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Confidence score of XX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.
XXXX	4350098769	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXX, which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098770	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	3	1	2	1	1	*** (OPEN) Income documentation does not meet guidelines - EV 2
COMMENT: Missing lease agreement for subject property. Per appraisal, property is occupied. Guidelines require lease agreement for all occupied properties.	*** (CURED) Pre-closing AVM does not support value at origination - EV R

*** (CURED) Value used by lender not supported - EV R
																	COMMENT: AVM in file with XX% variance which exceeds guidelines of XX% variance. Desk Review or field review required.
XXXX	4350098771	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) DSCR Is Not Eligible - EV R
COMMENT:   The DSCR score of XX% was calculated using existing leased rent of 1 occupied unit (XXXX) as no document is reporting current market rent of subject property. LTV of XX% requires DSCR of XX. Guidelines require market rent analysis.  Market rent analysis and/or rent range are missing.

*** (CURED) Hazard Insurance - EV R
COMMENT:   HOI reflects XXXX mortgage Servicing ISAOA ATIMA as Beneficiary. Per Guidelines, Section 4.3, Beneficiary should Reflect Lending Home and ISAOA.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: AVM value of XXXX does not support appraised value of XXXX (variance is XX%). Please provide updated value
XXXX	4350098772	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Section 1.XXX on page 2 of the guidelines requires a valid lease is required on tenant occupied properties with a term of no less than X months.  Leases for units C & D are missing from the file.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Section 4 on page 5 of the guidelines state hazard insurer must have a minimum rating from an approved rating agency (Best's, Standard and Poor, Moody's Investor Service or Demotech).  This rating is missing from the file.

*** (CURED) Value used by lender not supported - EV R
																	COMMENT: The guidelines, section 3.XXX Secondary Valuation requires a secondary valuation production when the loan amount equals or exceeds loan amounts of XXXX. The loan closed with a loan amount of XXXX0,000. The file included an appraisal dated XX/XX/XXXX reflects value of XXXX. The file did not include a secondary review to support the appraised value.
XXXX	4350098773	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Section 4 on page XXX of the guidelines requires insurer to have a rating minimum from an approved rating agency (Best's, Standard and Poor, Moody's Investors Service, Demotech).  Rating is missing from the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The Appraisal dated XX/XX/XXXX discloses a value of XXXX. The AVM dated XX/XX/XXXX discloses a value of XXXX, which is a XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098774	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The appraisal reflects value of XXXX. The CU score is 2.XXX.  The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098775	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% variance. The file did not include a secondary review to support the appraised value.
XXXX	4350098963	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraised value is XXXX. The AVM value is XXXX which is a XX% variance from the appraisal. The file does not include an AVM to support the appraised value.
XXXX	4350098776	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Confidence score of X does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.
XXXX	4350098777	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	3	1	2	1	1	*** (OPEN) Income documentation does not meet guidelines - EV 2
COMMENT: Missing lease agreement for subject property. Per guidelines, if property is occupied, copy of lease required. Property is occupied per appraisal.	*** (CURED) Pre-closing AVM does not support value at origination - EV R

*** (CURED) Value used by lender not supported - EV R
																	COMMENT: AVM in file with variance of XX% exceeds guidelines maximum of XX% variance. Field review or desk review required.
XXXX	4350098778	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1
XXXX	4350098779	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098780	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098781	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098782	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098783	XXXXXXXX	XXXXXXXX		XXXX		3	2	3	1	1	2	1	1		*** (OPEN) Income documentation does not meet guidelines - EV 2 COMMENT: Missing signed lease agreement required per guidelines for occupied properties.
XXXX	4350098784	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
COMMENT:   Guidelines require a Landlord Policy with rent loss, the insurance policy did not reflect rent loss coverage.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: he appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% variance. The file did not include a secondary review to support the appraised value.
XXXX	4350098785	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098786	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
																COMMENT: The guidelines section 4, insurance requirements, require the hazard insurance policy to include the mortgagee clause of XXXXX and its successors and assigns (ISAOA)" The evidence of insurance (pg 309) reflects XXXX as the mortgagee.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Amount of title insurance XXXX.00 is less than mortgage loan amount XXXX. Need updated Title Insurance Policy.
XXXX	4350098787	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is a XX% variance. The file did not include a secondary review to support the appraised value.
XXXX	4350098788	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Title Commitment proposed mortgagee insurance coverage was XXXX, page 2XXX2. The Note and Mortgage amount was XXXX. Provide the final Title Policy for review.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The Evidence of Property Insurance Certificate, page 483, did not list Loss of Rents coverage on the property. Provide documentation of not less than XXX months loss of rents coverage from the insurer for review.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The Evidence of Property Insurance Certificate, page 483, did not list Loss of Rents coverage on the property. Provide documentation of not less than XXX months loss of rents coverage from the insurer for review.
XX/XX/XXXX Remains
XX-XX-XXXX Resolved

*** (CURED) Hazard Insurance - EV R
COMMENT:   The Hazard documents do not include the full year premium amount on either the Certificate of coverage, page 483, or the invoice for the partial year remaining premium, page 277. Provide a Certificate of Insurance or Declarations page verifying both coverage and the annual premium for review.

*** (CURED) Post-closing AVM does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   The subject property appraised for XXXX, page 399, and the LTV/CLTV was based on that value. The Collateral Analytics AVM value was XXXX, page 394, which exceeded the XX% tolerance allowed under guidelines Section 4.4. Missing Third Party Appraisal Product verifying the Appraisal value within XX% tolerance.

*** (CURED) Property Issues indicated - EV R
																	COMMENT: The loan file included additional photos with the Form iVN55, including: 1) Page 495, a 2009 1/2 installed water heater rusted at the bottom and leaking, 2) Page 300, a kitchen that was not in a renovated condition, and 530, a rusty/inoperable furnace for one of the units. Provide clarification for these photographed conditions and photos of the cured items for review.
XXXX	4350098789	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
																COMMENT: The guidelines require the lesser of the lease or market rent to be used to calculate the DSCR. The guidelines indicate a LTV of XX% requires a DSCR Of 1.0 >.
XXXX	4350098790	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098791	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Section 4.3 on page 7 of the guidelines requires a rating from an approved rating agency (Best's, Standard and Poor, Moody Investor Service, Demotech)  Insured rating is missing from the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% variance. The file did not include a secondary review to support the appraised value.
XXXX	4350098792	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3. A copy of that required document must be obtained and uploaded to the file.
XXXX	4350098793	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: Section 4.3 on page 7 of the guidelines requires the insurer to have a minimum rating from an approved rating agency (Best's, Standard and Poor's, Moody's, Demotech). File is missing required rating.
XXXX	4350098794	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3. A copy of that required document must be obtained and uploaded to the file.
XXXX	4350098795	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	3	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: Missing copy of lease agreement. Per guidelines if property is occupied, copy of lease is required. Air BNB listing in file, however appraisal shows property is occupied by tenant.	*** (CURED) Missing flood cert - EV R
																	COMMENT: The loan file did not document Flood Insurance requirements under Section 4.3 of the Guidelines. The loan file was missing the FDSI Flood Certificate to verify the Flood Zone of the property to verify the property was not located in a FEMA flood area A or V. Provide the Flood Certificate to verify the flood zone of the subject property for review.
XXXX	4350098796	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) DSCR Is Not Eligible - EV R COMMENT: DSCR of 0.848 is less than XXX required for a Rate/Term Refinance with a LTV of XX%.
XXXX	4350098797	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The guidelines 3.XXX Valuation requires a FNMA Form 1004 & 1007, FNMA Collateral Underwriter (CU) scores are supported for Form 1004 only (SFR & PUD). A CU score less than or equal to 2.5 will not require a secondary valuation.  The file included a UCDP with a CU score of XX.and an AVM  reflecting a value of XXXX which does not support appraised value of XXXX (variance is 1XX%).

*** (CURED) Post-closing AVM does not support value at origination - EV R

*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines 3.XXX Valuation requires a FNMA Form 1004 & 1007, FNMA Collateral Underwriter (CU) scores are supported for Form 1004 only (SFR & PUD). A CU score less than or equal to 2.5 will not require a secondary valuation. The file included a UCDP with a CU score of XX.and an AVM reflecting a value of XXXX which does not support appraised value of XXXX (variance is XX%).
XXXX	4350098798	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3. A copy of that required document must be obtained and uploaded to the file.
XXXX	4350098799	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098800	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Section 4.3 on page 7 of the guidelines requires hazard insurer to have a rating from an approved agency (Bests, Standard and Poors, Moodys investors, Demotech).  This rating is missing from the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XXX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098801	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098802	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: Per the guidelines, section 2.4, a copy of the Operating Agreement is required. The loan closed in the name of XXXXXX LLC; however, the Operating Agreement is missing.
XXXX	4350098964	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Section 4.3 on page 7 of the guidelines requires the insurer to have a minimum rating from an approved rating agency (Best's, Standard and Poor's, Moody's, Demotech).  File is missing required rating.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX, which is XX% variance. The file did not include a secondary review to support the appraised value
XXXX	4350098803	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: Section 4.3 on page 7 of the guidelines requires the insurer to have a minimum rating from an approved rating agency (Best's, Standard and Poor's, Moody's, Demotech). File is missing required rating.
XXXX	4350098804	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is a 11.373% variance. The file did not include a secondary review to support the appraised value.
XXXX	4350098805	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098806	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: Guidelines section 4.3 - Hazard & Flood Insurance, requires the insurer to be licensed to do business in the subject property state and have a minimum acceptable rating from one of the listed rating agencies. The hazard insurance rating agency certification is not found in the file.
XXXX	4350098807	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Section 4.3 on page 5 of the guidelines requires arating from an approved rating agency (Best's Insurance, Standard and Poor, Moody's INvestors, Demotech).  No rating was provided in the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% variance. The file did not include a secondary review to support the appraised value.
XXXX	4350098808	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   As per the Loan amount and ValueNet Appraised value LTV calculation  is XX%; however as per the guidelines page 3 maximum LTV for DSCR score less than 1 is XX%.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: As per the DSCR worksheet, ratio is XX%. Need appraisal report with higher appraised value or loan amount should be decreased.	*** (CURED) Hazard Insurance - EV R
																	COMMENT: The provided Hazard Insurance on page 318 reflect Mortgage Clause as XXXX Mortgage Servicing instead of XXXX and its successors and assigns (ISAOA). Need updated Hazard Insurance.
XXXX	4350098809	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: Section 4.3 on page 5 of the guidelines requires arating from an approved rating agency (Best's Insurance, Standard and Poor, MOody's INvestors, Demotech). No rating was provided in the file.
XXXX	4350098810	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098811	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098812	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098813	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Section 4.3 on page 7 of the guidelines requires the insurer to have a minimum rating from an approved rating agency (Best's, Standard and Poor's, Moody's, Demotech).  File is missing required rating.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% variance. The file did not include a secondary review to support the appraised value
XXXX	4350098814	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: Section 4.3 on page 7 of the guidelines requires hazard insurer to have a rating from approved rating agency (Best's, Standard and Poor's, Moody's, Demotech). Insurer rating is missing from the file.	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
																	COMMENT: Section 4.3 on page XXX of the guidelines state hazard policy must have rent loss coverage. Hazard policy provided in file does not have rent loss coverage.
XXXX	4350098815	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   The AVM value is XXXX, the Confidence Score is 74 and theFSD is XXX where max 0.1 is allowed and required for loan amounts of XXXX and greater, per guideline 3.XXX.  Using the primary appraisal report value of XXXX for LTV purposes.

*** (CURED) Title Issue - EV R
																	COMMENT: The title commitment reflects a state tax lien, dated XX/XX/XXXX, in the amount of XXXX. A copy of the recorded disposition/satisfaction for that lien must obtained and uploaded to the file.
XXXX	4350098816	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The credit report does not include a mortgage payment history.  Either a VOM or payment history for any open mortgage loans, reflecting payments as agreed must be obtained and uploaded to the file.  Per Guideline 2.2, XXXXX will not lend to first time home buyers.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The subject loan amount is less than XXXX and a secondary valuation is not required, per Guideline 3.XXX. A hybrid appraisal report was obtained for the subject transaction. The LTV for this transaction is based on the lesser purXXXX price, as compared to the subject appraisal value. No further action is required.
XXXX	4350098817	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																	COMMENT: The mortgage loan reported in the credit report was opened XX/XX/XXXX and only X months payment history are reported. A VOM or a payment history any prior mortgage loans, covering the prior XX month period is required. A copy of that required documentation must be obtained and uploaded to the file.
XXXX	4350098818	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title commitment in the file reflects XXXX lender coverage for the subject transaction.  The subject loan amount is XXXX and the minimum require amount of lender cover must be no less than the subject loan amount.  An updated copy of the title commitment, reflecting the minimum required of lender coverage must be obtained and uploaded to the file.

*** (CURED) Hazard Insurance - EV R
																	COMMENT: The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3. A copy of that required document must be obtained and uploaded to the file.
XXXX	4350098819	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098820	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The appraisal reflects value of XXXX. The AVM reflects a value of XXXX,which is XX% less than the appraised value. The file did not include a secondary review to support the appraised value.
XXXX	4350098821	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098822	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The AVM value is XXXX, the Confidence Score is XX and theFSD is XX where max XX is allowed and required for loan amounts of XXXX and greater, per guideline 3.XXX. Using the primary appraisal report value of XXXX for LTV purposes.
XXXX	4350098823	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098824	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The AVM value is XXXX, the Confidence Score is XX and theFSD is XX where max XX is allowed and required for loan amounts of XXXX and greater, per guideline 3.XXX. Using the primary appraisal report value of XXXX for LTV purposes.
XXXX	4350098825	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Homeowner’s insurance policy reflects XXXXXMortgage Servicing ISAOA ATIMA as beneficiary.  Per guideline, section 4.3, beneficiary should reflect Lending Home and its successors and assigns (ISAOA).  Please provide updated policy reflecting correct beneficiary.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Guideline 3.1 Ownership Interest states that Lending Home will only extend loans on properties that are owned fee simple.  Per title commitment on page 81, the estate or interest described or referred to in this commitment is Leasehold.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098826	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title commitment reflects lender coverage, in the amount of XXXX and the minimum required lender coverage is XXXX.  A copy of updated title report reflecting a minimum of XXXX, in required amount of lender coverage, for the subject transaction, must obtained and uploaded to the file.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Guideline 3.XXX allows a hybrid appraisal where the property inspection and measurements are performed separately from the analysis of supporting data by a licensed appraiser, such as an  iValueNet55 with rent addendum.  Also a Fannie Mae SSR score is not generated for 2-4 family properties.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The file does not include a copy of a 12 month mortgage payment history for the loan being refinanced.  A VOM or a payment history is required for that debt.  A copy of that required documentation must be obtained and uploaded to the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The AVM value is XXX,000, the Confidence Score is 83 and theFSD is 0.17 where max 0.1 is allowed and required for loan amounts of XXXX and greater, per guideline 3.XXX. Using the primary appraisal report value of XXXX for LTV purposes.
XXXX	4350098827	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The subject loan amount is XXXX and the title commitment reflects XXXX of lender coverage for this transaction.  An updated title commitment reflecting the minimum XXXX lender coverage must be obtained and uploaded to the file.

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The hazard insurance declarations in the file reflect XXXX building replacement cost coverage, but a replacement cost estimator, prepared by the insurer is not found in the file.  The subject loan amount is XXXX and the file does not include all required documentation supporting the indicated replacement cost coverage is sufficient and satisfies guideline requirements.  Copies of either the replacement cost estimator or a declarations page reflecting minimum replace cost coverage, in the amount of XXXX must be obtained, as applicable, and uploaded to the file.

*** (CURED) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV R
COMMENT:   The hazard insurance declarations in the file reflect XXXX rent loss coverage, but the minimum amount of coverage must be at least equal to 12 months PITI, which XXXX.XXX, for this transaction.  A copy of an updated hazard insurance declarations page reflecting the minimum required amount of rent loss coverage must be obtained and uploaded to the file.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The file does not include a copy of the mortgage payment history for the loan being refinanced.  A VOM or a payment history is required for that debt.  A copy of that required documentation must be obtained and uploaded to the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The AVM value is XXXX, the Confidence Score is 9XXX and theFSD is 0.04 where max 0.1 is allowed and required for loan amounts of XXXX and greater, per guideline 3.XXX. Using the primary appraisal report value of XXXX for LTV purposes.
XXXX	4350098828	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3. A copy of that required document must be obtained and uploaded to the file.
XXXX	4350098829	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title policy reflects an insured amount of XXXX, which is less than the loan amount of XXXX.

*** (CURED) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV R
COMMENT:   The guidelines, requires rent loss coverage in the amount of XXX months or XXXX, using the market rent of XXXX.  The file included evidence of homeowners located on page 58 reflecting rent loss of XXXX. The rent loss coverage is short by XXXX.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Homeowner's insurance policy reflects XXXX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect XXXX and its successors and assigns (ISAOA).

*** (CURED) Mortgage history for primary residence less than XX months - EV R
																	COMMENT: The guidelines section xxx requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
XXXX	4350098830	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the Insurance Rating Agency Report, confirming the subject hazard insurance coverage meets the minimum rating required by Guideline 4.3.  A copy of that required document must be obtained and uploaded to the file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The AVM value is XXXX, the Confidence Score is XX and theFSD is XX where max XX is allowed and required for loan amounts of XXXX and greater, per guideline 3.XXX. Using the primary appraisal report value of XXXX for LTV purposes.
XXXX	4350098831	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: Section 4.3 Hazard & Flood insurance section of guidelines states the hazard insurer must have a minimum rating from approved ratings agency provided. This file provided did not have any rating agency information.
XXXX	4350098832	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   Per guideline, section 1.XXX, the max LTV for a cash-out refinance with a DSCR <1 is XXXXX%, the current LTV is XX%.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Per guideline, section 1.XXX, the max LTV for a cash-out refinance with a DSCR <1 is XXXXX%, the current LTV is XX%.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																	COMMENT: Per guideline, section 1.XXX, the max LTV for a cash-out refinance with a DSCR <1 is XXXXX%, the current LTV is XX%.
XXXX	4350098833	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
																	COMMENT: Homeowner’s insurance policy reflects XXXXXMortgage Servicing ISAOA XXXX as beneficiary. Per guideline, section 4.3, beneficiary should reflect Lending Home and its successors and assigns (ISAOA). Please provide updated policy reflecting correct beneficiary.
XXXX	4350098834	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Section 4 (Insurance requirements) section 4.3 of the guidelines states hazard insurer must have a rating and rating requirements from the listed rating agencies.  File is missing a rating from any agency listed.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098835	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title reflects and insured amount of XXXX, which is less than the loan amount of XXXX.

*** (CURED) Post-closing AVM does not support value at origination - EV R
COMMENT:   Appraisal dated XX/XX/XXXX provided in original file has a value of XXXX.  Post origination AVM dated XX/XX/XXXX has a value of XXXX.  There is a XX% variance.

*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: Per guidelines section 3.XXX if AVM value has >XX% variance a 3rd valuation is required. The AVM page XXX has a value ofXXXX (variance 43%) The 3rd valuation is missing from the file.
XXXX	4350098836	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   The guidelines 3.XXX valuation allow a hybrid appraisal where the property inspection and measurements are performed separately from the analysis of supporting data by a licensed appraiser, iValueNet55 with rent addendum.  The file included the IValueNet55 review.  No issue

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098837	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   The LTV is outside of program guidelines.  This is a purXXXX transaction.  The value is based upon the lower of sales price XXXX or Appraised value (XXXX IVN55/AVM XXXX).  Per guideline XXX 2021, Section 1.XXX, the maximum purXXXX LTV limit is XX%.  The loan amount of XXXX/XXXX sales price = LTV OF XX% and is outside of guidelines.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Per guideline 1.XXX, the maximum CLTV is XX% for a purXXXX.  The loan amount of XXXX/XXXX sales price is XX% LTV/CLTV.  This is outside of program guidelines.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																	COMMENT: Per guideline Section 1.XXX, the maximum LTV for a purXXXX is XX%. The loan amount of XXXX/XXXX purXXXX price is XX% which is outside of program guidelines.
XXXX	4350098838	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title insurance with a commitment date of XX/XX/XXXX in the original file provides XXXX coverage.  Loan amount per the note is XXXX.  Title commitment provided does not contain enough coverage.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guidelines section 4.3 Hazard & Flood Insurance requires a rating from a listed rating agency.  This is missing from the file.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   Guidelines section 2.5 credit report states no more than one XX day mortgage late within the past 12 months.  Unable to verify this as no mortgage reporting on credit report and no VOM provided.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098839	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title policy reflects an insured amount of XXXX which is less than the loan amount of XXXX.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098840	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: Section 4.3 of the guidelines require the hazard insurer to provide a rating from an approved rating agency. This is missing from the file.
XXXX	4350098841	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098842	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	3	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: Missing copy of lease agreement. Per guidelines, if property is tenant occupied on a refinance, lease agreement is required. Full lease agreement including monthly rent is missing from the loan file.	*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098843	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title policy reflects an insured amount of XXXX, which is less than the loan amount of XXXX.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Homeowner's insurance policy reflects XXXX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect XXXX and its successors and assigns (ISAOA).

Section 4.3 also states that rent loss coverage is required. There is no evidence of rent loss coverage on the HOI policy.

*** (CURED) Post-closing AVM does not support value at origination - EV R
COMMENT:   Post closing valuation dated XX/XX/XXXX discloses a value of XXXX.  Appraisal provided in original file dated XX/XX/XXXX has a  value of XXXX.  There is a XX% variance.

*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098844	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   Per the guidelines, section 1.XXX, the max LTV for a purXXXX with a DSCR score >1 is XX%. The guideline 3.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXXX which brings it to XX% LTV. Can be resolved with an updated valuation.

*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   Value not supported.  The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX, which is greater than the XX% variance permitted.   The loan closed using the higher value to calculate the LTV.  The file does not contain additional documentation to support the value of XXXX.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Per the guidelines, section 1.XXX, the max CLTV for a purXXXX with a DSCR score >1 is XX%. The guideline 3.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXXX which brings us to a71% LTV. Can be resolved with an updated valuation.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																	COMMENT: Per the guidelines, section 1.XXX, the max OLTV for a purXXXX with a DSCR score >1 is XX%. The guideline 3.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXXX which brings us to a71% LTV. Can be resolved with an updated valuation.
XXXX	4350098845	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: Section 4.3 of guidelines states hazard insurer must have a rating from approved rating agency listed. Hazard insurance provided does not have this.
XXXX	4350098846	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Homeowner's insurance policy reflects XXXX Mortgage Servicing ISAOA ATIMA as beneficiary. Per guideline, section 4.3, beneficiary should reflect XXXX and its successors and assigns (ISAOA).

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Per Guidelines for refinance, if property is tenant occupied, copy of lease is required.  Appraisal shows property is tenant occupied.  Missing lease from the loan file.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098965	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Post-closing AVM does not support value at origination - EV R

*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098847	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Remaing Lease Term is Zero Month, No Prior Lease Converted to Mo-to-Mo - EV 2
																COMMENT: The guidelines, section 1.XXX, states that a valid lease with a term of at least X months or a month to month clause. The lease agreements on file are expired or have less than a month left with no month to month clause included.
XXXX	4350098848	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098849	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXXXXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098850	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   Loan amount per the note is XXXX.  Title commitment on page 498 of the file provided insurance amount as XXXX.  The amount of title insurance is less than the loan amount.

*** (CURED) Missing Documentation - EV R
																	COMMENT: Section 4.3 of the guidelines requires hazard insurer to have a rating from one of the rating agencies listed. The hazard insurance provided in the file does not have a rating from an approved agency.
XXXX	4350098851	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098852	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Section 4.3 Hazard & Flood insurance of the guidelines states the hazard insurer must have a rating from one of the rating agencies provided.  Hazard insurance provided on page 242 of the file provided does not include a rating from an approved agency.

*** (CURED) Missing Doc - EV R
																	COMMENT: Section 4.3 Hazard & Flood insurance of the guidelines state the hazard insurance beneficiary needs to read "XXXX and its successors and assigns (ISAOA). Hazard insurance provided in file on page 242 shows lien holder interest listed in the name of XXXX Mortgage Servicing ISAOA. Hazard does not list client as insured.
XXXX	4350098853	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098854	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the lesser of the  AVM  and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore  the AVM value was used  at XXXX which brings results in a XX% LTV. Can be resolved with an updated valuation.

*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the lesser of the  AVM  and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore  the AVM value was used  at XXXX which brings results in a XX% LTV. Can be resolved with an updated valuation.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the lesser of the  AVM  and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore  the AVM value was used  at XXXX which brings results in a XX% LTV. Can be resolved with an updated valuation.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																	COMMENT: Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the lesser of the AVM and appraisal be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the AVM value was used at XXXX which brings results in a 3XX% LTV. Can be resolved with an updated valuation.
XXXX	4350098855	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098856	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098857	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098858	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098859	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   Per the guidelines, section 1.XXX, the max CLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the lower of the Appraisal and AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the lower AVM value of XXXX was used resulting in a CLTV of XX% LTV. Can be resolved with an updated valuation.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT: Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the lower of the Appraisal and AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the lower AVM value of XXXX was used resulting in a LTV of XX% LTV. Can be resolved with an updated valuation.	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
																	COMMENT: Per the guidelines, section 1.XXX, the max LTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the lower of the Appraisal and AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore the lower AVM value of XXXX was used resulting in a LTV of XX% LTV. Can be resolved with an updated valuation.
XXXX	4350098860	XXXXXXXX	XXXXXXXX	XXXX	3	1	1	3	1	1	1	1	*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
																	COMMENT: The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance, the lower valuation is used for the LTV. The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX. The loan closed using the higher value to calculate the LTV. The file does not contain additional documentation to support the value of XXXX.
XXXX	4350098861	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098862	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098863	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   Per the guidelines, section 1.XXX, the max LTV for a rate & term refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXXX which brings us to a XX% LTV. Can be resolved with an updated pre close valuation.

*** (CURED) Post-closing Desk Review does not support value at origination - EV R

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance,  the lower valuation is used for the LTV.  The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX.  The loan closed using the higher value to calculate the LTV.  The file does not contain additional documentation to support the value of XXXX.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Per the guidelines, section 1.XXX, the max CLTV for a rate & term refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXXX which brings us to a XX% LTV. Can be resolved with an updated pre close valuation.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																	COMMENT: Per the guidelines, section 1.XXX, the max OLTV for a rate & term refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXXX which brings us to a XX% LTV. Can be resolved with an updated pre close valuation.
XXXX	4350098864	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Borrower(s) LTV Requirement (Fail) - EV R
COMMENT:   Per the guidelines, section 1.XXX, the max LTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXXX which brings us to a XX% LTV. Can be resolved with an updated valuation.

*** (CURED) Pre-closing AVM does not support value at origination - EV R
COMMENT:   The guidelines, section 3.XXX indicates when a secondary review is provided, reflecting a value lower than the appraised value greater than XX% variance,  the lower valuation is used for the LTV.  The appraisal in loan file reflects a value of XXXX, the AVM reflects a value of XXXX.  The loan closed using the higher value to calculate the LTV.  The file does not contain additional documentation to support the value of XXXX.

*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   Per the guidelines, section 1.XXX, the max CLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXXX which brings us to a XX% LTV. Can be resolved with an updated valuation.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																	COMMENT: Per the guidelines, section 1.XXX, the max OLTV for a cash-out refinance with a DSCR score >1 is XX%. The guideline 3.XXX require that the AVM be used unless there is a desktop or field review in file. The file does not contain additional valuations therefore we used the AVM valued at XXXX which brings us to a XX% LTV. Can be resolved with an updated valuation.
XXXX	4350098865	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Final 1003 is Missing - EV R
																	COMMENT: The loan file is missing the final signed loan application including employment and income information. The loan file contains an application e-signed XX/XX/XXX (p.740); however, it does not list employment or income.
XXXX	4350098866	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Payment Shock exceeds guidelines - EV 2
																COMMENT: Max payment shock XX%, subject 301%, exception request from origination in file, page 243, on XX/XX/XXXX: "FTHB Pay Shock Exceeding Guidelines, compensating factors: Reserves, borrower receives RSU income not considered in qualifying." Borrower has XX months in reserves vs X months required.
XXXX	4350098867	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title policy reflects an insured amount of XXXX, which is less than the loan amount of XXXX.
XXXX	4350098868	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Payment Shock exceeds guidelines - EV 2
COMMENT: The payment shock is over guides of 200%, as this is due to currently no housing expense. An approved Loan Exception is in the file, page XXX9, XX/XX/XXXX. FTHB Pay shock exceeds guidelines. Compensating factor is : reserves. XXX months were required and 24 months verified.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
																	COMMENT: The title commitment in the file has proposed insurance at XXXX, but needs to be XXXX. The final policy is not in the file currently.
XXXX	4350098869	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Doc - EV 2
COMMENT:   The purchase agreement provide is missing the seller's signature and initials.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
																COMMENT: XX Point Credit Score Exception. Minimum required credit score of a primary purchase transaction with the LTV of XX% is XXX, the borrower's median credit score is XXX. Lender approved the exception on XX/XX/XXXX.
XXXX	4350098870	XXXXXXXX	XXXXXXXX	XXXX	3	2	2	3	1	2	1	1	*** (OPEN) Cash reserves less than required by guidelines - EV 2
COMMENT: The Expanded Credit guidelines dated XX/XX/XXXX reflects the requirement for X months reserves or XXXX. The borrower verified only XXXX and is short XXXX. The file contains an Exception to allow the cash out to be used for reserves.	*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																	COMMENT: Value of the subject property is not supported by the comparables provided. The subject property is XXX sq ft, 4 bedroom, 2.1 bathroom traditional style home located on a XXX sq ft lot in suburban XXXXXX. The 4 comparables provided are located 1.0 miles to XXXX miles, which is far for a suburban property. 2 of the comparables are over XXX sq ft larger than the subject and the other 2 comparables are over XXX sq ft smaller than the subject property. No comparable similar in size to the subject property. Also, all 4 comparables are on larger lots starting at XXX sq ft up to XXX5 acres. Value is not supported.
XXXX	4350098871	XXXXXXXX	XXXXXXXX	XXXX	3	2	2	1	3	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT: Expanded Credit guidelines reflect the max DTI is XX%. for the subject loan transaction. The file has an approved exception P. 2XXX8 for DTI exceeds XX% with comp factors noted as, 9 additional months reserves, LTV XX% below product max and XX months on time housing pay history.	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer X business days prior to the consummation date, 0XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXX	4350098872	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: The guidelines, section 13.1.4, states that all loans required a signed Business Purpose Disclosure. There a no Business Purpose Disclosure found in the loan file.
XXXX	4350098873	XXXXXXXX	XXXXXXXX	XXXX	3	2	1	3	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX and the PCCD issued on XX/XX/XXXX were provided more than XXX calendar days after the consummation date, XX/XX/XXXX. Per § 102XXX.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   MIssing the Desktop Analysis - Desktop order form in file pg 841, but actual Desktop Review is missing

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §102XXX.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of XXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (CURED) TRID - XX% tolerance violation - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than XX% test (12 CFR §102XXX.19(e)(3)(ii)). The increase to the following fee was not accepted because a valid reason was not provided: Recording Fee (XX/XX/XXXX).  A cost to cure in the amount of XXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §102XXX.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of XXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within X days of the application date, XX/XX/XXXX. If a Loan Estimate was given within X days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) TRID- SPL late - EV R
																	COMMENT: The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under XX% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
XXXX	4350098874	XXXXXXXX	XXXXXXXX	XXXX	3	3	3	1	1	3	1	1	*** (OPEN) DTI > XXX% - EV 3
COMMENT:   1008 &1003 reflects an Income of XXXX. Originator income is not supported. Income calculated worksheet was not provided. Unable to determine originator calculated income. CPA letter in file does not address percentage of expense ratio. Auditor recalculated XX months bank statement omitting the disallowed deposits, using XX% business expense ratio, qualify loan at fully index rate (10 yr. I/O), and included P&I monthly payment of XXXX from final 1003 for departing residence.  Originator total monthly debt XXXX, DTI XXX%. Auditor recalculated monthly debt XXXX, Recalculated average monthly income XXXX.  Auditor DTI XX% exceeds max DTI XX%.

*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
COMMENT: 1008 &1003 reflects an Income of XXXX. Originator income is not supported. Income calculated worksheet was not provided. Unable to determine originator calculated income. CPA letter in file does not address percentage of expense ratio. Auditor recalculated XX months bank statement omitting the disallowed deposits, using XX% business expense ratio, qualify loan at fully index rate (10 yr. I/O), and included P&I monthly payment of XXXX from final 1003 for departing residence. Originator total monthly debt XXXX, DTI XXX%. Auditor recalculated monthly debt XXXX, Recalculated average monthly income XXXX. Auditor DTI XXXX exceeds max DTI XX%.	*** (OPEN) VOM or VOR missing/required - EV 2
COMMENT: Loan file missing evidence of most recent 12 months of Mortgage payments history from XXXX not reflected on the credit report must be documented via Credit supplemental from a 3rd party. Borrowers must have satisfactory consecutive XX-month mortgage and/or rent payment history in the twelve months prior to loan application and be XX/XX/XXXX: Received approved exception for inability to provide additional asset documentation. Compensating factors noted.	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per Final CD cash required from borrower at closing XXXX. Final CD reflects borrower received Gift funds of XXXX. Loan file did not contained evidence of gift letter and or donor’s ability to gift funds. Per GLS Pg. 35 Section 12.5. Gift funds are not allowed. Auditor recalculated required cash to close from borrower excluding gift funds XXXX. cash required to close XXXX, verified XXXX shortage (XXXX,).

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence of sale of departing residence  XXXXXXXXXXr, XX per 1008 net proceeds to borrower XXXX.00.

*** (CURED) FEMA Declaration - Natural Disaster Area (Individual).  Missing Subsequent Property Inspection - EV R
COMMENT:   Loan file missing Disaster Inspection Exterior Report. The subject was located in Boulder County, which was declared a FEMA disaster on

*** (CURED) Housing (Front) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008 &1003 reflects an Income of XXXX. Originator income is not supported. Income calculated worksheet was not provided. Unable to determine originator calculated income. CPA letter in file does not address percentage of expense ratio. Auditor recalculated XX months bank statement omitting the disallowed deposits, using XX% business expense ratio, qualify loan at fully index rate (XX yr. I/O),  Originator total monthly housing payment XXXX, housing debt ratio XX%. Auditor recalculated monthly housing expense XXXX, Recalculated average monthly income XXXX.  Auditor housing debt ratio XX% exceeds max DTI XX%.

*** (CURED) Missing Doc - EV R
																	COMMENT: Loan file missing P&L for XXXX LLC to support bank statement deposits.
XXXX	4350098875	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098876	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT: The Borrower's Mortgage delinquency count exceeded guidelines. The Investor Plus Guideline Matrix required XX on all mortgages. The Borrower's Mortgage rating on all properties was XX past XX months. The Approved Exception Form in the loan file (page 133) utilized 1) reserves and 2) LTV XX% below program maximum. The LTV of XX% was improper as it was the maximum LTV for Credit Score XXX with DSCR <1.0.	*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   The loan file was missing the Prepayment Rider to the Deed of Trust. The Investor Plus Matrix requires a XXX prepayment penalty. The property was in a state that allows PPP.

*** (CURED) Required rider to note is missing - EV R
																	COMMENT: The loan file was missing the Prepayment Addendum to the Note . The Investor Plus Matrix requires a XXX prepayment penalty. The property was in a state that allows PPP.
XXXX	4350098877	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Section 8: Demographic Information is not completed on the final loan application (p.XXXXXX9).  There are no boxes marked off for Ethnicity or Race.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008/1003 reflects self-employed income of XXXX and other self-employed loss of XXXX for total qualifying income of XXXX.  Origination income is supported.  The DTI at origination is XX% and the audit DTI is %, which both exceed the guideline maximum of XX%

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   1008/1003 reflects self-employed income of XXXX and other self-employed loss of XXXX for total qualifying income of XXXX.  Origination income is supported.  The DTI at origination is XX% and the audit DTI is XX%, which both exceed the guideline maximum of XX%

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The subject property is a second home; however, the hazard insurance policy (p.170) reflects loss of rental income included up to XX months.

*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §102XXX.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXX	4350098878	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: The guidelines, section 13.1.4, state that a signed Business Purpose Disclosure is required for every loan. Business Purpose Disclosure is missing from the loan file.
XXXX	4350098879	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The origination DTI is XX% per the 1008 (p.1XXXXXX) and Audit DTI is XX% due to slightly higher income; however, per lender guidelines, the maximum allowable DTI is XX%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
																	COMMENT: The origination DTI is XX% per the 1008 (p.1XXXXXX) and Audit DTI is XX% due to slightly higher income; however, per lender guidelines, the maximum allowable DTI is XX%.
XXXX	4350098880	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing income documentation (ATR) - EV R
																	COMMENT: The loan file contains one stub for the month of XXXXX showing “Salary” payment of XXXX and per the VOE and email breakdown (p.344) the YTD physician gross revenue supports; however, there is no documentation in the file that supports the borrower will consistently earn a minimum of XXXX/month as the stub shows YTD of XXXX thru XX/XX/XXXX which means the borrower received only XXXX in XXXXXX. Additionally, the loan file does not contain evidence of the percentage of ownership the borrower has of LVU.
XXXX	4350098881	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Credit history insufficient/does not meet guidelines (ATR) - EV 2
COMMENT: There is a non-occupant Co-borrower and per lender guidelines section 3.8, the non-occupant must be a relative. The loan file contains an approved exception (p.211) for un-related non-occupant co-borrower based on ratios well below guideline, reduction in housing expense and the borrowers having a long-standing established relationship.	*** (CURED) Missing Documentation - EV R
																	COMMENT: Lender guidelines require the most recent 12 months payment history on all mortgages and rentals. The loan file contains the X-month rental payment history for the borrower; however, the mortgage history for the co-borrower is only eight months (p.202) when the loan application (p.111XXX) states she owns for X year X months. The loan file is missing the prior four months mortgage history to satisfy the XX-month requirement.
XXXX	4350098882	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: Per guidelines, section 13.1.4, states that a signed Business Purpose Disclosure is required for all loans. The Business Purpose Disclosure is missing from the loan file.
XXXX	4350098883	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	3	3	2	1	2	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The qualifying score is XXX.  Lender guidelines require a minimum score of XXX for a FTHB.  The loan file contains an approved exception for a FTHB with a score below XXX based on reserves, moderate payment shock and low DTI.

*** (OPEN) TRID - Zero tolerance violation - EV 2
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §102XXX.19(e)(3)(i)) The increase to discount points was not accepted because a valid reason was not provided. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																	COMMENT: The appraiser states that it is an Arm’s length sale; however, it is not. Per lender guidelines, the appraiser must be informed of the relationship between buyer and seller for a non-arm's-length transaction.
XXXX	4350098884	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
COMMENT:   Per the guidelines, section 13.9, the rent loss insurance coverage must equal at least XXX months of the local average monthly rents. The rent loss coverage on the hazard insurance is XXXX; however, XXX months of the average monthly rent equals XXXX, making the rent loss coverage XXXX less than required.

*** (CURED) Missing Documentation - EV R
																	COMMENT: Per guidelines, section 13.1.4, all loans are required to have a signed Business Purpose Disclosure. The signed Business Purpose Disclosure is not found in the loan file.
XXXX	4350098885	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: Per the guidelines, section 13.1.4, a signed Business Purpose Disclosure is required on all loans. The Business Purpose Disclosure is missing.
XXXX	4350098886	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098887	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098888	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																	COMMENT: Per the guidelines, section 13.1.4, a signed Business Purpose Disclosure is required on all loans. There are no Business Purpose Disclosure found in the loan file.
XXXX	4350098889	XXXXXXXX	XXXXXXXX	XXXX	3	2	1	1	3	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2 COMMENT: The Title - E-Docs Fee was included in Section B of the CD issued on XX/XX/XXXX . However, the fee should have been entered under Section C.	*** (CURED) TRID- Initial CD delivery date test fail - EV R
																	COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §102XXX.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXX	4350098890	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	3	1	1	1			*** (CURED) Missing TRID RESPA Disclosures - EV R COMMENT: The Title Fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fees should have been entered under Section C.
XXXX	4350098891	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT: Non Arms Length Transaction. The borrower is purchasing the subject property from her ex spouse. The ex spouse is giving the borrower XXXX gift of equity in the subject property to close the loan. The borrower is currently living in the subject property and is on the mortgage of the subject property that is being paid off at closing. The mortgage on the subject property, which is being paid off at closing, is currently in forbearance and is delinquent by XXXX. Exception received for borrower on within the last XX months, gift of equity by an ineligible donor and sellers lien is late within the last XX months. The gift of equity is from ex spouse for the marital home he was awarded and unable to manage. Borrower is receiving gift of equity from this ex spouse. she has been on title within the last XX months which is outside of guidelines and the seller had late payment. Compensating factors provided are XX% ltv below program max of XXX%. Reserves of XX months piti vs X months required.	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence of the purXXXX agreement in the file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
																	COMMENT: Maximum allowed DTI per guidelines is XX%, review calculated the DTI of XX%. Lender only included a monthly HOA payment of XXXX, however the appraisal report shows the monthly HOA fee is XXXX, which caused the DTI to increase to XX% from the lender approval of XXX%.
XXXX	4350098892	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098893	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	3	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The loan file contains an Exception Request Form p.571 for the borrower’s payment shock exceeding XX%. Guidelines p.19 states the payment shock may not exceed XX% of the borrowers current housing payment unless the DTI is less than or equal to XX%. The DTI is XXX%. The borrower is currently living rent free, and e rent-free letter is on p.1XXX. Compensating factors are: XXXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points, XX months Reserves exceeds the minimum X months required by XX months, and Borrower has XXXX residual income after all expenses.	*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
																	COMMENT: The appraisal p.3 shows the appraisal was completed Subject to completion per plan and specs. The loan file is missing the Final Inspection to show the subject is completed per plans and specs.
XXXX	4350098894	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098895	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing proof of hazard insurance - EV R
																	COMMENT: The CD on file. page 220, reflects escrow for homeowner insurance, however, the HOI declaration page is missing from the loan file. Unable to determine if the mortgagee clause was correct at closing.
XXXX	4350098896	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098897	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																	COMMENT: The loan file was missing evidence of Hazard Insurance Coverage. The Quote Binder in the loan file, page 384, listed only X companies that had declined coverage, page 387. There was no documentation of acceptance by any carrier.
XXXX	4350098898	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The final 1003 p.911 does not reflect any gifts being given to the borrower. However, the loan file contains 2 Gift letters. Gift letter #1 for XXXX p.407 with the gift check p.408 and Gift letter #2 for XXXX,000 letter p.40XXX. The loan file is missing the gift donor ability to provide the gifts, proof of the XXXX,000 gift being given, and proof of receipt for both gifts.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 Section 3p.913 show mortgages for the retained departure home at XXXXXXX with XXXXXX with a balance of XXXX which reflects on the credit report p.459 and an XXXXXXX for XXXX which does not reflect on the credit report. The loan file contains a XX/XX/XXXX Note for XXXXXXX for XXXX p.1134 with a Deed of Trust with Assignment of Rents p.1138 and a XX/XX/XXXX Note for XXX Mtg XXXX p.1XXX4. The debt with XXXXXXX for XXXX is not listed on the final 1003. The Note for XX/XX/XXXX Note for Acquire Mtg XXXX has a handwritten note on it stating: New 2nd trust deed. It is not clear if XXXXXXX was refinanced with the XXXXXX mortgage paid off and 2 new mortgages with XXXXXXX obtained or if the 2 new mortgages with XXXXXXX are a 2nd and 3rd mortgage on this property. Audit used all 3 mortgage payments in the DTI. If XXXXXXX was refinanced, the CD showing XXXXXX mortgage paid off and the 2 new XXXXXXXs is required. Also need a corrected final 1003 showing the correct mortgages for XXXXXXX signed by the borrower.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The lender is using XXXX in rental income from the retained departure home at XXXXXXX Per the Guidelines p.31 and 32, to use the rental income the following 3 items are required: 1. Copy of current lease AND 2. Proof of receipt of deposit or 1st month’s rent AND 3. Evidence rent is near market, either a 1007 or other underwriter/loan officer obtained confirmation of market rent is required. The loan file contains 2 rental leases p.1124 for XXXX and p.1129 for XXXX totaling XXXX, an LOE for rent of XXXXXXX p.1XXX7 stating the main house and the guest house are being rented, rent deposit and 1st month p.1XXX8 and1XXX9, and 3 online rent estimates p.1150, 1159 and 12XXX1. Pages 1150 and 12XXX1 are estimates for the county while p.1159 is an estimate for XXXXXXX All the rent estimates are lower than XXXX for the main house.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The final 1003 p.911 shows the Net Worth of the Business Owned (XXXXXXX) of XXXX was used as an asset. The loan file is missing documentation to verify the value of the business.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The origination underwriter used monthly income of XXXX for the borrower. The income worksheets p,944 and 945 show that a XX% expense factor was used to calculate the income. The Guidelines p.38 and p.39 show that if something other than the standard XX% expense factor is being used, Option 2 can be used to determine the income. This states that a XX% expense factor can be used with 12 months of business bank statements AND an expense statement specifying business expenses (minimum expense ratio is XX%) as a percent of the gross annual sales/revenue, prepared and signed by either a CPA/accountant, IRS Enrolled Agent, or tax preparer. The loan file is missing the expense statement described in Option 2.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																	COMMENT: The borrower owns an investment property at XXXXXXX. The Property Profile p.95XXX and the Deed p.959 both show this property is a condo. The Property Profile p.95XXX provides the taxes for the property. The loan file is missing the HOI and the HOA for this property.
XXXX	4350098899	XXXXXXXX	XXXXXXXX	XXXX	3	2	1	3	1	1	2	1	*** (OPEN) Property Type unacceptable under guidelines - EV 2
																COMMENT: The subject 3-unit structure includes 1 unit which measures XXXXsq. ft., per the appraisal. Guidelines (pg. 15) require minimum XXXX sq. ft. for each unit in a XXXunit property. The file does not include an approved exception allowing this minimum guideline requirement.
XXXX	4350098900	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098901	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098902	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098903	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098904	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098905	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing required 1-4 family rider - EV R COMMENT: The mortgage reflects a 1-4 Rider was included; however the rider is missing from the loan file.
XXXX	4350098906	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098907	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098908	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098909	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098910	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098911	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title has a policy amount of XXXX, which is insufficient for the Note amount of XXXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The 1008 (p.XXX81), Approval Certificate (p.XXX83) and Rate Lock confirmation (p.505) all reflect the incorrect loan amount.  They have a loan amount of XXXX; however, the Note amount is XXXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The declarations (p.331) state the borrower is a co-signer on a debt or loan that is no disclosed on the application.  The loan file does not contain any documentation of this account to determine if it needs to be included in the DTI.

*** (CURED) Missing asset documentation (ATR) - EV R
																	COMMENT: Per lender guidelines, employer sponsored savings plans like a 401K require terms of withdrawal that allow for hardship withdrawals. The loan file does not contain the required terms of withdrawal.
XXXX	4350098912	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098913	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098914	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §102XXX.23 or §102XXX.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on <enter consummation date> and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																	COMMENT: The Data Verify (p.193) reflects the borrower owns vacant land located at XXXXXXXthat was not disclosed on the loan application. It reflects it was purXXXXd XXXXXXX and there is a mortgage with XXXXXXXin the amount of XXXX. The loan file does not contain evidence this property is no longer owned or the PITIA so it can be included in the DTI.
XXXX	4350098915	XXXXXXXX	XXXXXXXX	XXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
																COMMENT: The guidelines page XXX required the borrower to own the property for a minimum of X months prior to a cash out refinance. The subject property was obtained XX/XX/XXXXand the subject cash out transaction closed XX/XX/XXXX. An exception was approved on page 429 of the loan file.
XXXX	4350098916	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	3	1	1	2	*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan (XXXX) exceeds the per diem interest charge or credit threshold (XXXX). PLEASE NOTE: An additional XXXX buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page.  The violation may be cured by providing a PCCD with the true disbursement date and the final charged per-diem amount and/or providing the method used for calculating daily interest (3XXX and 3XXX5 pre-paid interest days per year were tested and both failed).

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The file was missing the credit report.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The file was missing the credit report. Unable to calculate DTI ratio.

*** (CURED) Missing credit report - EV R
COMMENT:   The file was missing the credit report.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
																	COMMENT: The file was missing the credit report. Unable to verify credit obligations.
XXXX	4350098917	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title policy reflects an insured amount of XXXX which is less than the loan amount of XXXX.	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   Per applicable guidelines, page 19, the loan LTV maximum is XX% on vacant properties (XX% reduction on vacant property). The Loan file closed at XX%. An exception is on file for LTV and over 5 loans for borrowers.

*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:   Per applicable guidelines, page 19, the loan LTV maximum is XX% on vacant properties (XX% reduction on vacant property). The Loan file closed at XX%. An exception is on file for LTV and over 5 loans for borrowers.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
																		COMMENT: Per applicable guidelines, page 19, the loan LTV maximum is XX% on vacant properties (XX% reduction on vacant property). The Loan file closed at XX%. An exception is on file for LTV and over 5 loans for borrowers.
XXXX	4350098918	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098919	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Transmittal (1008) is Missing - EV R COMMENT: The Transmittal (1008) is missing. The file does have an Approval Certificate, p. XXX1 but it does not show the correct loan amount.
XXXX	4350098920	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	3	2	1	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The borrower currently rents per the loan application, with a rent payment of XXXXXXXX The loan file contains a private VOR as well as a letter from his company that states his rent is paid directly from his salary and a report showing payments made from XX/XX/XXXX (p.303); however, per the lease (p.304), the monthly rent is XXXXXXXX starting XX/XX/XXXX and the prior lease was XXXX (p.308) and none of the payment amounts are consistent to meet the rent amount required.	*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan XXXXX exceeds the per diem interest charge or credit threshold (XX/XX/XXXX).  PLEASE NOTE: An additional XXXX buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page

*** (CURED) Missing Documentation - EV R
COMMENT:   SSN check on the credit report reflects an alert (p.294) that has not been addressed.  There is a copy of his social security card, but there is not verification of validation.

*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower is a permanent resident alien, and the loan file does not contain valid Permanent Resident Alien card.  There is a Work Authorization card (p.4XXX3); however, this does not verify Permanent Resident status.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The borrower has verified assets of XXXX, which is not sufficient to close and meet reserve requirements.  The loan file contains a gift letter for XXXX from XXXXXXXX (uncle) dated XXXXXXXX (p.229); however, there is no evidence of receipt of this gift.  There is a wire receipt (p.225) in the amount of XXXX to the escrow company dated XXXXXXXX (p.225-22XXX); however, the wire shows the funds came from XXXXXXXX.  There is another wire receipt (p.221-223) showing funds of XXXX paid to the escrow company from XXX; however, there is no gift letter to verify relationship or donor ability.  The final CD (p.471) does not reflect the receipt of either wire; therefore, without the property documentation and verification of funds, they were not used in audit.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan approval (p.799) reflects the documentation type as 12-Mo. Business bank statements; however, the file contains 12-months personal bank statements.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on XX/XX/XXXXdoes not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument.  The CD issued on XX//XXX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.

*** (CURED) Title issue - EV R
																	COMMENT: The preliminary title Schedule B, #11 reflects a judgment with County of XXXX Department of Child Support and the loan file does not contain verification this has been removed.
XXXX	4350098921	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098922	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098923	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098924	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098925	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098926	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Confidence score of XX does not meet Fitch requirement of XXX or greater. Additional third party valuation product required.
XXXX	4350098927	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	3	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than XXX calendar days after the consummation date, XX/XX/XXXX. Per § 102XXX.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.	*** (CURED) Final 1003 is Missing - EV R
COMMENT:   Final 1003 is missing first 2 pages in file.

*** (CURED) ROR funding date before end of required rescission period  - EV R
																	COMMENT: This loan failed the TILA right of rescission test. Closed-end ( 12 CFR §102XXX.23(a)(3) , traXXXXerred from 12 CFR §22XXX.23(a)(3) ), Open-end ( 12 CFR §102XXX.15(a)(3) , traXXXXerred from 12 CFR §22XXX.15(a)(3) ) The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §102XXX.23 or §102XXX.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
XXXX	4350098928	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098929	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098930	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098931	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098932	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The guidelines, page 19 & 20 Novice Investors, does not allow for a Cash Out transaction.  Borrowers have owned X property for twelve (12) months during the last XX months and recently purXXXXd their primary residence (XX/XX/XXXX), housing history for prior rental provided.  Lender exception in loan file located on page 474. Credit history does not meet guidelines.

*** (CURED) Loan does not conform to program guidelines - EV R
																	COMMENT: Guidelines state that the existing lease is required if the appraisal reflects that the property is tenant occupied. Appraisal indicates property is tenant occupied. Lease is missing from the loan file.
XXXX	4350098933	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098934	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 p.403 shows  mortgages on the investment property at XXXXXXXX withXXXXXXXX with a balance of XXXX and XXXX monthly payment and XXXXXXXXwhich says New Loan with a balance of XXXX and XXXX monthly payment. The final 1003 is using a rental loss of XXXX so it appears theXXXXXXXX mortgage was refinanced to the new loan with XXXXXXXXLending. The loan file is missing the term documents for the new mortgage with XXXXXXXXmortgage in the amount of XXXX and proof theXXXXXXXX mortgage was paid off. Audit only used the new loan with XXXXXXXXin the DTI.

*** (CURED) Missing Documentation - EV R
																	COMMENT: The final 1003 p.402 to 403 shows rental income being used for the subject property, for XXXXXXXX and for XXXXXXXX. Guidelines p.29 state rental income from other properties must be documented with the borrower’s most recent signed federal income tax return that includes Schedule E. Lease are required for all properties where rental income is being used to qualify. The loan file is missing the most recent signed federal income tax return that includes Schedule E AND the lease for XXXXXXXX.
XXXX	4350098935	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The 1008 (p.734) and loan approval (p.73XXX) reflect the loan amount of XXXX; however, the Note amount is XXXX.

*** (CURED) DTI > XXX% - EV R
COMMENT:   1008/1003 reflects total qualifying income for the borrower of XXXX consisting of self-employment with XXXXXXXX Inc in the amount of XXXX and rental income in the amount of XXXX.  Origination income is not supported.  Audit income is XXXX from the business and no rental income.  Per lender guidelines, Rental income may be included as a secondary income type and the following are required:  • A copy of the lease(s) for the rental property AND • Two (2) months of proof of the receipt of rental income and the deposits must be to a separate bank account - rental deposits to the business bank statements used in the business income analysis are not eligible AND • XX% of the verified monthly rental income can be used to offset the PITI of the rental property.  If the deposits cannot be validated in a separate account, the full PITI of the rental unit must be included in the DTI calculation.  The loan application reflects rental income for the properties located at XXXXXXXXand XXXXXXXXand rental loss after rental income of XXXX for XXXXXXXXfor total rental income of XXXX.  The loan file contains the rental lease for XXXXXXXXand for XXXXXXXXonly; however, does not contain evidence of two months proof receipt of the rent; therefore, the rent cannot be used.  Audit calculated using the full PITI for each property.  This results in a DTI of XXX%, which exceeds guideline maximum of XX%.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   1008/1003 reflects total qualifying income for the borrower of XXXX consisting of self-employment with XXXXXXXX Inc in the amount of XXXX and rental income in the amount of XXXX.  Origination income is not supported.  Audit income is XXXX from the business and no rental income.  Per lender guidelines, Rental income may be included as a secondary income type and the following are required:  • A copy of the lease(s) for the rental property AND • Two (2) months of proof of the receipt of rental income and the deposits must be to a separate bank account - rental deposits to the business bank statements used in the business income analysis are not eligible AND • XX% of the verified monthly rental income can be used to offset the PITI of the rental property.  If the deposits cannot be validated in a separate account, the full PITI of the rental unit must be included in the DTI calculation.  The loan application reflects rental income for the properties located at XXXXXXXXand XXXXXXXXand rental loss after rental income of XXXX for XXXXXXXXfor total rental income of XXXX.  The loan file contains the rental lease for XXXXXXXXand for XXXXXXXXonly; however, does not contain evidence of two months proof receipt of the rent; therefore, the rent cannot be used.  Audit calculated using the full PITI for each property.  This results in a DTI of XX%, which exceeds guideline maximum of XX%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   1008/1003 reflects total qualifying income for the borrower of XXXX consisting of self-employment with XXXXXXXX Inc in the amount of XXXX and rental income in the amount of XXXX.  Origination income is not supported.  Audit income is XXXX from the business and no rental income.  Per lender guidelines, Rental income may be included as a secondary income type and the following are required:  • A copy of the lease(s) for the rental property AND • Two (2) months of proof of the receipt of rental income and the deposits must be to a separate bank account - rental deposits to the business bank statements used in the business income analysis are not eligible AND • XX% of the verified monthly rental income can be used to offset the PITI of the rental property.  If the deposits cannot be validated in a separate account, the full PITI of the rental unit must be included in the DTI calculation.  The loan application reflects rental income for the properties located at XXXXXXXXand XXXXXXXXand rental loss after rental income of XXXX for XXXXXXXXfor total rental income of XXXX.  The loan file contains the rental lease for XXXXXXXXand for XXXXXXXXonly; however, does not contain evidence of two months proof receipt of the rent; therefore, the rent cannot be used.  Audit calculated using the full PITI for each property.  This results in a DTI of XX%, which exceeds guideline maximum of XX%.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The transaction funded prior to consummation. Per the CD issued XX/XX/XXXX, the transaction funded on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX. The defect can be resolved by providing the true funding date.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The subject is approved as a second home (p.73XXX); however, the appraisal reflects it as tenant occupied and states “The subject is being used as a vacation rental and, while not updated, is very clean and is in move-in condition”.  Additionally, the hazard insurance policy (p.XXX99) states the subject is Vacation/Short-Term Rental and contains Loss of Rents coverage.

*** (CURED) Residual income does not meet guidelines - EV R
COMMENT:   Residual income requirement of XXXX has not been met as the total expenses are greater than the income as the rental income could not be used in audit.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																	COMMENT: The loan application reflects XXXXXXXXis owned free and clear; however, no documentation was provided to verify this. Additionally, the loan application reflects XXXXXXXXis secured by a mortgage of XXXX with XXXXXXXX with a mortgage payment of XXXX, but there is no documentation in the file to support this. Finally, the loan application shows the property at XXXXXXXXis secured by a mortgage withXXXXXXXX (disclosed on credit report and statement in the file) and there is a new loan with XXXXXXXXin the amount XXXX. The loan file does not contain the final CD showing the payoff ofXXXXXXXX and verifying the new PITI of XXXX with escrows included. Audit used the verified taxes and insurance for XXXXXXXXt, the loan application figure for XXXXXXXX and XXXXXXXXuntil the documentation can be provided.
XXXX	4350098936	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   XXXXXXXXDSCR Guidelines dated XX/XX/XXXX page 4 states that loan amount under XXXX and DSCR under 1.00 with credit score of XXX and above has LTV/CLTV max for purchase capped at XX% and after review of file, the LTV/CLTV is XX% with this loan so therefore is ineligible based on most recent guidelines.

*** (OPEN) Original CLTV does not meet eligibility requirement(s) - EV 2
COMMENT:   XXXXXXXXDSCR Guidelines dated XX/XX/XXXX page 4 states that loan amount under XXXX and DSCR under 1.00 with credit score of XXX and above has LTV/CLTV max for purchase capped at XX% and after review of file, the LTV/CLTV is XX% with this loan so therefore is ineligible based on most recent guidelines.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
																COMMENT: XXXXXXXXDSCR Guidelines dated XX/XX/XXXX page 4 states that loan amount under XXXX and DSCR under 1.00 with credit score of XXX and above has LTV/CLTV max for purchase capped at XX% and after review of file, the LTV/CLTV is XX% with this loan so therefore is ineligible based on most recent guidelines.
XXXX	4350098937	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098938	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title p.577 does not reflect a policy amount. The Note p.318 reflect a loan amount of XXXXX. Provide a title supplement or final title policy verifying the title policy amount is sufficient for the loan amount.

*** (CURED) ComplianceEase State Regulations Test Failed - EV R
																	COMMENT: This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan (XXXX) exceeds the per diem interest charge or credit threshold (XXXX).
XXXX	4350098939	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098940	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098941	XXXXXXXX	XXXXXXXX	XXXX	2	2	2	1	1	2	1	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
																COMMENT: There is an approved exception in the file (Pg 795) due to the overdrafts appearing on the Borrowers business bank statements. Compensating factors were noted as due to the Borrower being in business for >10 years and Borrower contribution exceeded the guideline requirement by =/> X%.
XXXX	4350098942	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098943	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	3	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT: DTI of XX% exceeds guideline XX%. This is a purXXXX of a primary residence, borrowers current housing is rent free; however he owns two additional investment homes and the credit reflects a mortgage well paid for XXXX months. The final DTI is XX% and the borrowers payment shock from prior mortgages to the subject is XX%. An exception from the lender in the file dated XX/XX/XXXX, listed the following two compensating factors, borrower contributions exceed guidelines by XX% or more and reserves exceed guideline requirements.	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The file was missing documentation of hazard insurance for the subject property.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §102XXX.19(e)(3)(i)) The increase to the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of XXXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXX	4350098944	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Title Commitment indicates insurance of XXXX which is less than the loan amount of XXXX.

*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the 1003, net proceeds from sale of home is listed as a source of funds for closing. The loan file has a preliminary CD from the sale of XXXXXXXX showing proceeds to the borrower of XXXX.  The loan file is missing the documentation showing the borrower received and deposited the funds.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Per the 1003, the assets are listed as XXXX Bank XXXX with a balance of XXXX.  The loan file is missing the bank statement for XXXX XXXX.

*** (CURED) Missing income documentation (ATR) - EV R
																	COMMENT: The loan was underwritten using 24 month business bank statements for income. The loan file has 23 months of statements and is missing all pages of the June 2020 statement from XXXX XXXX supporting usable deposits of XXXX
XXXX	4350098945	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098946	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	3	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The subject appraised as-is for XXXX and the purXXXX contract price was XXXX. The subject property was considered a flip per lender guidelines - the seller purXXXXd the property between XXX and XXX days prior to closing with an increase in value greater than XX% (purXXXXd XX/XX/XXXX for XXXX; increase in value of XX%). Guidelines for a property flip required the following items that were missing from the loan file: (1) a second appraisal; (2) appraiser commentary on the value increase; and (3) sufficient documentation to validate the actual cost of improvement/renovation, if applicable.	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the final CD, the borrowers brought XXXX cash to closing. Required reserves were XXXX. The borrowers had verified funds prior to closing of XXXX, which was insufficient to meet the cash to close and reserves requirement. The file was missing the final CD for the sale of the borrowers’ departure residence, XXXXXXXX to document net proceeds of at least XXXX and the copy of the wire traXXXXer is also missing from the loan file.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Per the final CD, the borrowers brought XXXX cash to closing. Required reserves were XXXX. The borrowers had verified funds prior to closing of XXXX, which was insufficient to meet the cash to close and reserves requirement. The file was missing the final CD for the sale of the borrowers’ departure residence, XXXXXXXX to document net proceeds of at least XXXX.

*** (CURED) TRID - Zero tolerance violation - EV R
																	COMMENT: This loan failed the charges that cannot increase test. (12 CFR §102XXX.19(e)(3)(i)) The addition of the following fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Transaction Coordinator Fee. A cost to cure in the amount of XXXX.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXX	4350098947	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098948	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §102XXX.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of XXXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The appraisal p.32 and the Flood Cert p.59XXX both show the subject is in a flood zone. The final 1003 p.XXX85, the 1008 p.995, and the CD p.XXXXXX5 all show Flood insurance of XXXX monthly for the subject. The loan file is missing the flood insurance for the subject.

*** (CURED) Missing Documentation - EV R
																	COMMENT: The lender used XXXX monthly for the subject’s property taxes. The subject is a new construction with the seller being the developer. The title p.988 shows property taxes of XXXX which appears to be for the area the developer owns rather than just the subject property. The loan file is missing documentation to verify the XXXX monthly amount used to qualify for the subject’s property taxes.
XXXX	4350098949	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	3	1	1	1	*** (CURED) DTI > XXX% - EV R
COMMENT:   XX% DTI.  The review calculated the monthly income from the bank statements provided of XXXX, lender used the income of XXXX.  The lender failed to deduct day-trading income XXXXXXXX and PPP loans from bank statement analysis.  Also, bank statements show several large wire traXXXXers from XXXXXXXXno letter of explanation provided verifying the large deposit, therefore were excluded.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   XX% DTI.  The review calculated the monthly income from the bank statements provided of XXXX, lender used the income of XXXX.  The lender failed to deduct day-trading income XXXXXXXX and PPP loans from bank statement analysis.  Also, bank statements show several large wire traXXXXers from XXXXXXXXno letter of explanation provided verifying the large deposit, therefore were excluded.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   XX% DTI.  The review calculated the monthly income from the bank statements provided of XXXX, lender used the income of XXXX.  The lender failed to deduct day-trading income XXXXXXXX and PPP loans from bank statement analysis.  Also, bank statements show several large wire traXXXXers from XXXXXXXXno letter of explanation provided verifying the large deposit, therefore were excluded.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §102XXX.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer X business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Documentation that the borrower owned the business XXXXXXXX, was insufficient: (1) the opencorporates.com website printout, pXXX8, used to verify the business did not show the borrower as an officer or member; (2) the address on the business bank statements for XXXXXXXX, was a personal residence that belonged to XXXXXXXX, p303, and there was no indication in the file the borrower ever resided there; and (3) the CPA letter in the file, p5XXX, was signed by XXXXXXXXas CEO for XXXXXXXXand dated XX/XX/XXXX, but an online lookup with the Texas Secretary of State (and opencorporates.com) showed XXXXXXXXwas closed on XX/XX/XXXX, before the dated letter, for failure to pay its state franchise tax, and remained un-licensed to conduct business in Texas as of XX/XX/XXXX.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
																	COMMENT: Documentation that the borrower owned the business XXXXXXXX, was insufficient: (1) the opencorporates.com website printout, pXXX8, used to verify the business did not show the borrower as an officer or member; (2) the address on the business bank statements for XXXXXXXX, was a personal residence that belonged to XXXXXXXX, p303, and there was no indication in the file the borrower ever resided there; and (3) the CPA letter in the file, p5XXX, was signed by XXXXXXXXas CEO for XXXXXXXXand dated XX/XX/XXXX, but an online lookup with the Texas Secretary of State (and opencorporates.com) showed XXXXXXXXwas closed on XX/XX/XXXX, before the dated letter, for failure to pay its state franchise tax, and remained un-licensed to conduct business in Texas as of XX/XX/XXXX.
XXXX	4350098950	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	1	2	1	1	*** (OPEN) DSCR Is Not Eligible - EV 2
																COMMENT: The guidelines require a DSCR of 1.00. The loan closed with a DSCR of .XXX. The guidelines only allow AirBnB short term renal calculation for refinance only. The loan file contained an exception on page 318.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title policy, page 311, reflects an insured amount of XXXX, which is less than the loan amount of XXXX
XXXX	4350098951	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																	COMMENT: The guidelines page 10 required Mortgage verification to be documented with 12 months mortgage payment history on the credit report OR 12 months canceled checks OR Verification of Mortgage (VOM). The credit report did not report any mortgages and the file did not contain a VOM or 12 month canceled checks.
XXXX	4350098952	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	3	1	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT:   The DTI was XX% and the maximum DTI could exceed XX% (up to XX%) only under certain conditions (see p24 in the guidelines). The borrower did not meet two of those conditions, making the loan ineligible: (1) payment shock to not exceed 0% - payment shock was XX% (XXXX prior PII, XXXX new PII); and (2) minimum credit score of XXX - borrower’s credit score was XXXX.  Exception received dated XX/XX/XXXX approving XX% DTI and compensating factor was greater than XX% borrower contribution.

*** (OPEN) DTI/Residual income outside of guidelines (ATR) - EV 2
COMMENT: The DTI was XX% and the maximum DTI could exceed XX% (up to XX%) only under certain conditions (see p24 in the guidelines). The borrower did not meet two of those conditions, making the loan ineligible: (1) payment shock to not exceed 0% - payment shock was XX% (XXXX prior PII, XXXX new PII); and (2) minimum credit score of XXX - borrower’s credit score was XXXX. Exception dated XX/XX/XXXX was received to approve DTI of XX% based on borrowers contribution exceeding guidelines by XX% or more.	*** (CURED) Missing asset documentation (ATR) - EV R
																	COMMENT: Per the final CD, the borrower brought XXXX cash to closing. Required reserves were XXXX. The borrower had verified funds after closing of XXXX, which was sufficient to meet the reserves requirement. However, the cash to close came from XX #XXXXX, p132, and the account had a final balance in the file on XX/XX/XXXX of only XXXX, p115. Additionally, XXXX had an unsourced large deposit of XXXX on /XX/XX/XXXX, p117. The file was missing documentation of the source of funds for the large deposit of XXXX and for the cash to close of XXXX from XX XXXX.
XXXX	4350098953	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	3	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The loan file contains an Exception Form p.578 for having an XX% LTV on 2nd home and for 4 XXXX on a bank statement program. Guideline Sequoia Expanded for Non-Owner Occupied p.7 shows the maximum LTV is XX% on a bank statement program. Compensating factors are: XXXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points and XXXX reserves exceed the minimum required of XXXX exceeds the minimum by X months over the required minimum.	*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The loan file contains a Gift letter XXXX0 p.15XXX which shows 2 wires of XX%0 & XXXX0 were sent to the title company. These funds were part of the earnest money deposit total of XXXX.  The 1003 p.337 does not show the borrowers receiving a gift. In addition, the loan file is missing the verification to verify the gift donor’s ability to provide the gift. Compensating factors are: XXXX Representative credit score exceeds the minimum required credit score of XXXXXX by XXX Points and XXXX reserves exceed the minimum required of XXXX exceeds the minimum by X months over the required minimum.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The lender used monthly income for B2 of XXXX. Per the lender income worksheet p.372 shows the YTD earning as XXXX. The most recent paystub dated XX/XX/XXXX p.378 shows the YTD earnings as XXXX; however, the XX/XX/XXXX paystub p.374 shows the YTD earnings as XXXX. It is not clear how the lender got the XXXX figure. The loan file in missing documentation to explain the low YTD earnings and how the lender got the XXXX figure. Audit used the lender calculated monthly income of XXXX with the assumption the income documentation to support this amount is available. Compensating factors are: XXXX Representative credit score exceeds the minimum required credit score of XXXXXX by XXX Points and XXXX reserves exceed the minimum required of XXXX exceeds the minimum by 8 months over the required minimum.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §102XXX.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within X business days of the change.  A cost to cure in the amount of XXXX.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) VVOE > 10 days prior to Note date - EV R
																	COMMENT: The loan file is missing the VVOE for B2 from XXXX. Guidelines p.25 require a VVOE dated within XX business days of closing. The closing date is XX/XX/XXXX. Compensating factors are: XXXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points and XXXX reserves exceed the minimum required of XXXX exceeds the minimum by 8 months over the required minimum.
XXXX	4350098954	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																	COMMENT: The guidelines page 10 required the mortgage history to be documented with 12 months mortgage payment history on the credit report OR 12 months canceled checks OR Verification of Mortgage (VOM). The credit report did not reflect any mortgage accounts and the file was missing either a VOM or canceled checks.
XXXX	4350098966	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The Note p.279, Mortgage p.282, CD p.2XXX2, final 1003 p.301 are all signed for both borrowers, XXXXXXXXX as the Attorney In Fact. The loan file is missing the Power of Attorney for this transaction. Compensating factors are: XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points, XXXX reserves exceed the minimum required of XXXX exceeds the minimum by XX months over the required minimum, and Borrower has XXXX residual income after all expenses.

*** (CURED) Missing asset documentation (ATR) - EV R
																	COMMENT: The loan file is missing a second month bank statement for XXXXXXXXX. The file contains the statement dated XX/XX/XXXX to XX/XX/XXXX. Guidelines p.22 states 2 months of recent statements are required. The account is needed for the funds to close and reserves. Compensating factors are: XXX Representative credit score exceeds the minimum required credit score of XXX by XXX Points, XXXX reserves exceed the minimum required of XXXX exceeds the minimum by XX months over the required minimum, and Borrower has XXXX residual income after all expenses.
XXXX	4350098955	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: The file is missing title evidence.
XXXX	4350098956	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1
XXXX	4350098957	XXXXXXXX	XXXXXXXX	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Credit report incomplete - EV R
COMMENT:   The Liability section of the final 1003 p.403 shows an installment debt with XXXXXXXXXwith a balance of XXXX and monthly payment of XXXX. The XX/XX/XXXXcredit report p.273 does not list a debt with XXXXXXXXXin the open or closed accounts. The loan file is missing documentation verifying the terms of the XXXXXXXXXdebt.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The loan file is missing the CPA letter verifying the borrower’s ownership percentage in the business, XXXXXXXXX Guidelines p.37 states: Proof of the percentage ownership of the business providing the qualifying income is required for all bank statement program options. Typically, the borrower will provide formation docs or a letter from the borrower’s tax preparer.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
																	COMMENT: The file 1003 p.402 shows the borrower has lived at the subject property for X year and X months. The final 1003 does not list the address of the borrower’s prior primary home to complete a 2-year address history. In addition, the final 1003 states the borrower has been self-employed for X year and X months; however, the 1003 does not provide the start date for this business, XXXXXXXXX AND does not provide the name of the previous employment to complete a 2-year employment history. Guidelines p.3XXX states: 12 and 24 months of business or personal bank statements require proof of 2 years self-employment. The loan file is missing the corrected final 1003 reflecting a 2-year address history and a 2-year self-employment history signed by the borrower.
XXXX	4350098958	XXXXXXXX	XXXXXXXX	XXXX	3	2	3	1	3	2	1	1	*** (OPEN) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 2
COMMENT: DTI XX% exceeds guideline limit of XX%. The borrower is a First Time Homebuyer (FTHB) since he has not owned a home since XX%, per the final 1003. The maximum DTI for FTHB is XX%. The subject loan was approved with a DTI of XX%. Compensating factors per Lender Exception Approval are: Borrower has been employed at current job for XX years; Borrower has past mortgage history 0x30 for XXyrs & XX mnths, last reported XX%.	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The CD p.374 lists a gift of XXXX. The final 1003 p.41XXX does not list a gift and the loan file does not contain a gift letter or donor. Compensating factors are: Borrower has XXXX residual income after all expenses, Borrower has been employed at current job for XXXXand 0x30 mortgage history for XX months.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure.  The Revised CD issued on XX/XX/XXXX had a disclosed APR of XX% , which is an increase from the previous LE issued on XX/XX/XXXX with APR of  XX%. The APR difference is  XX% which is above the allowable tolerance (XX%). The Revised CD issued on XX/XX/XXXX was not received by the borrower at least three business days prior to the Consummation Date, XX/XX/XXXX.

*** (CURED) Occupancy- Potential Occupancy Misrepresentation - EV R
COMMENT:   The subject loan is a purXXXX of a primary home. The PurXXXX Agreement p.XXX7 has a Seller’s Temporary Residential Lease p.XXX22 which states the borrower, XXXXwill lease the subject to the sellers, XXXXXXXXX starting the date the sale covered by the contract is closed and funded and terminates XX/XX/XXXX unless terminated earlier for zero rent. This document is signed by the borrower as landlord and the sellers as tenants. Compensating factors are: Borrower has XXXX residual income after all expenses, Borrower has been employed at current job for XXXXand 0x30 mortgage history for XX months.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																	COMMENT: The final 1003 Section 3 p.418 lists an investment property located in XXXXXXXXXwith no street address. The loan file is missing documentation for the PITIA for this property. Compensating factors are: Borrower has XXXX residual income after all expenses, Borrower has been employed at current job for XXXXand 0x30 mortgage history for XX months.
XXXX	4350098959	XXXXXXXX	XXXXXXXX		XXXX		3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: The file is missing evidence of th EIN.
XXXX	4350098960	XXXXXXXX	XXXXXXXX		XXXX		1	1	1	1	1	1	1	1